Appendix 1 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2022
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities Denominated in Foreign Currencies

	12-31-2022
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	32,892	745,956,809	128,804,370	176,894	242,734	875,213,699
Other current financial assets	—	2,856,333	657,001	16,882	—	3,530,216
Other current non-financial assets	3,065,209	161,803,844	26,263,120	502,775	1,005,404	192,640,352
Trade and other current receivables	4,374,199	1,463,980,203	41,156,861	2,092	—	1,509,513,355
Current accounts receivable from related parties	—	3,741,016	20,048,882	232,478,706	—	256,268,604
Inventories	136,717	65,749,377	9,292,286	2,737,713	-	77,916,093
Current tax assets	-	112,755,098	7,803,269	-	-	120,558,367
Non-current assets or groups of assets for disposal classified as held for sale	—	28,333,006	268,627	—	—	28,601,633
TOTAL CURRENT ASSETS	7,609,017	2,585,175,686	234,294,416	235,915,062	1,248,138	3,064,242,319

NON-CURRENT ASSETS
Other non-current financial assets	1,458,904	58,368,736	-	—	—	59,827,640
Other non-current non-financial assets	70,036	78,178,092	28,213	—	—	78,276,341
Trade and other non-current receivables	20,988,425	114,670,586	554,563,222	—	925,412	691,147,645
Non-current accounts receivable from related parties	—	—	-	—	—	-
Investments accounted for using the equity method	—	4,960,303	12,404,147	—	388,328	17,752,778
Intangible assets other than goodwill	—	109,744,724	81,674,736	—	21,803	191,441,263
Goodwill	—	849,345,650	34,267,779	—	—	883,613,429
Property, plant and equipment	—	3,212,229,418	3,345,829,232	—	14,295,344	6,572,353,994
Investment property	—	7,348,262	—	—	—	7,348,262
Right-of-use asset	208,921,326	17,988,526	-	6,788,580	—	233,698,432
Deferred tax assets	—	42,524,495	23,353,134	—	—	65,877,629
TOTAL NON CURRENT ASSETS	231,438,691	4,495,358,792	4,052,120,463	6,788,580	15,630,887	8,801,337,413
TOTAL ASSETS	239,047,708	7,080,534,478	4,286,414,879	242,703,642	16,879,025	11,865,579,732

	12-31-2021
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT ASSETS
Cash and cash equivalents	—	245,516,611	64,066,348	196,498	195,683	309,975,140
Other current financial assets	—	1,964,183	2,077,232	—	—	4,041,415
Other current non-financial assets	4,368,548	38,910,048	16,741,321	5,593,825	1,212,255	66,825,997
Trade and other current receivables	1,913,471	673,441,405	12,501,931	328,320	—	688,185,127
Current accounts receivable from related parties	—	5,923,226	25,269,387	25,247,475	—	56,440,088
Inventories	135,552	20,464,746	8,745,117	1,876,620	25,675	31,247,710
Current tax assets	—	108,728,114	2,808,902	—	—	111,537,016
TOTAL CURRENT ASSETS	6,417,571	1,094,948,333	132,210,238	33,242,738	1,433,613	1,268,252,493

NON-CURRENT ASSETS
Other non-current financial assets	16,863,692	21,588,925	926,448	—	—	39,379,065
Other non-current non-financial assets	62,133	89,522,912	31,603	—	—	89,616,648
Trade and other non-current receivables	7,415,493	507,930,913	439,122	—	812	515,786,340
Non-current accounts receivable from related parties	—	—	6,348,001	—	—	6,348,001
Investments accounted for using the equity method	—	1,277	9,535,521	—	387,135	9,923,933
Intangible assets other than goodwill	—	116,823,399	74,306,735	—	91,421	191,221,555
Goodwill	—	887,257,655	33,820,543	—	—	921,078,198
Property, plant and equipment	—	3,303,144,446	2,792,960,024	—	14,584,291	6,110,688,761
Investment property	—	7,539,005	—	—	—	7,539,005
Right-of-use asset	84,224,468	19,550,176	49,521,196	7,493,021	—	160,788,861
Deferred tax assets	—	168,154,950	11,545,786	—	—	179,700,736
TOTAL NON-CURRENT ASSETS	108,565,786	5,121,513,658	2,979,434,979	7,493,021	15,063,659	8,232,071,103
TOTAL ASSETS	114,983,357	6,216,461,991	3,111,645,217	40,735,759	16,497,272	9,500,323,596

	12-31-2022
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Other Currency	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	40,274,963	83	28,244,737	—	—	—	—	68,519,783
Current lease liability	11,041,842	100,658	6,429,038	1,449,098	—	—	—	19,020,636
Trade and other current payables	27,565,082	1,336,917,391	371,476,401	7,596,123	—	324,415	13,497	1,743,892,909
Current accounts payable to related parties	—	234,496,436	448,393,609	263,608,529	-	—	—	946,498,574
Other current provisions	—	22,760,982	-	—	—	141,024	-	22,902,006
Current tax liabilities	—	327,612,098	6,724,272	—	—	—	—	334,336,370
Other current non-financial liabilities	—	28,318,088	4,499,888	486,941	—	16,685	-	33,321,602
TOTAL CURRENT LIABILITIES	78,881,887	1,950,205,736	865,767,945	273,140,691	-	482,124	13,497	3,168,491,880

NON-CURRENT LIABILITIES
Other non-current financial liabilities	225,557,282	—	1,958,245,974	—	—	—	—	2,183,803,256
Non-current lease liability	208,182,319	996,108	1,027,260	6,459,232	—	—	—	216,664,919
Trade and other non-current payables	—	27,660	308,281,202	—	—	—	—	308,308,862
Non-current accounts receivable to related parties	—	—	1,147,096,713	—	—	—	—	1,147,096,713
Other long-term provisions	—	164,276,876	25,193,367	—	—	—	—	189,470,243
Deferred tax liabilities	—	36,601,749	162,414,745	—	—	—	—	199,016,494
Non-current provisions for employee benefits	—	62,699,415	-	—	—	—	—	62,699,415
Other non-current non-financial liabilities	—	1,088,647	—	—	—	—	—	1,088,647
TOTAL NON-CURRENT LIABILITIES	433,739,601	265,690,455	3,602,259,261	6,459,232	—	—	—	4,308,148,549
TOTAL LIABILITIES	512,621,488	2,215,896,191	4,468,027,206	279,599,923	-	482,124	13,497	7,476,640,429

	12-31-2021
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Colombian Peso	Argentine Peso	Other Currency	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
CURRENT LIABILITIES
Other current financial liabilities	35,691,780	3	52,648,107	—	—	—	—	88,339,890
Current lease liability	5,891,047	81,203	3,654,887	1,477,881	—	—	—	11,105,018
Trade and other current payables	11,595,068	686,640,406	271,863,500	7,550,846	—	674,667	-	978,324,487
Current accounts payable to related parties	—	20,240,202	808,325,434	176,027,245	5,077	—	—	1,004,597,958
Other current provisions	—	19,341,067	186,526	—	—	228,724	-	19,756,317
Current tax liabilities	—	10,686,838	2,461,869	—	—	—	—	13,148,707
Other current non-financial liabilities	—	12,453,608	691,075	3,885,531	—	23,626	-	17,053,840
TOTAL CURRENT LIABILITIES	53,177,895	749,443,327	1,139,831,398	188,941,503	5,077	927,017	-	2,132,326,217

NON-CURRENT LIABILITIES
Other non-current financial liabilities	232,572,049	—	1,709,302,329	—	—	—	—	1,941,874,378
Non-current lease liability	133,208,951	37,922	8,080,578	7,229,608	—	—	—	148,557,059
Trade and other non-current payables	—	27,661	179,369,751	—	—	—	—	179,397,412
Non-current accounts receivable to related parties	—	—	1,300,059,097	—	—	—	—	1,300,059,097
Other long-term provisions	—	177,253,679	16,859,035	—	—	—	—	194,112,714
Deferred tax liabilities	—	58,397,322	139,019,628	—	—	—	—	197,416,950
Non-current provisions for employee benefits	—	58,091,481	860,105	—	—	—	—	58,951,586
Other non-current non-financial liabilities	—	1,135,285	—	—	—	—	—	1,135,285
TOTAL NON-CURRENT LIABILITIES	365,781,000	294,943,350	3,353,550,523	7,229,608	—	—	—	4,021,504,481
TOTAL LIABILITIES	418,958,895	1,044,386,677	4,493,381,921	196,171,111	5,077	927,017	-	6,153,830,698